Shareholders' Equity (Details Textual) (USD $)	1 Months Ended	6 Months Ended						0 Months Ended			3 Months Ended	6 Months Ended	1 Months Ended
	Jan. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Oct. 25, 2013	Aug. 21, 2013	Feb. 25, 2013	Jun. 26, 2014 Chief Executive Officer [Member]	Jun. 30, 2014 Non Employee Director [Member]	May 05, 2014 Non Employee Director [Member]	Jan. 30, 2014 Non Employee Director [Member]	Jun. 30, 2014 Non Employee Director [Member]	Jun. 30, 2014 Non Employee Director [Member]	Mar. 31, 2011 Offering Warrants [Member]	Mar. 31, 2011 Purchase Option	Mar. 31, 2011 Insider Warrants [Member]	Mar. 31, 2011 Initial Public Offering
Numbers of warrants issued													4,106,500		6,600,000	4,106,500
Warrants exercise price													$ 5.00		$ 0.35	$ 5.00
Warrants redemption term													The Company may redeem the offering warrants at a price of $0.01 per offering warrant upon 30 days' notice while the offering warrants are exercisable, only when the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period, provided that a current registration statement is in effect for the ordinary shares underlying the offering warrants. If not exercised, the offering warrants expire on December 24, 2016.
Warrants rights exercisable																3 years
Proceeds from issuance of warrants		$ 20,532,500													$ 2,310,000
Share price (in dollars per share)			$ 0.0217	$ 8.22	$ 8.22	$ 8.22			$ 6.50
Fair value of options at grant date												558,950
Expected volatility												49.00%
Risk-free interest rate												0.90%
Expected life												3 years 6 months
Ordinary shares, shares authorized		50,000,000	50,000,000
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001				$ 10.50
Issuance of options to purchase units														400,000
Options, exercise price														$ 8.80
Ordinary Shares Purchased							190,477
Stock based compensation expenses											139,738	139,738
Common stock options value, non- vested								$ 419,212			$ 419,212	$ 419,212
Options, Forfeited
Options, Exercised
Option granted	20,000								30,000	20,000		50,000
Weighted average remaining life of options outstanding								4 years 6 months